Investment Strategy	Aug. 31, 2025
Neuberger China Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity investments that are tied economically to China. The Fund primarily invests in China A-Share equity securities, Chinese securities listed in Hong Kong and American Depositary Receipts (“ADRs”), which may be variable interest entities. An equity investment will be considered to be tied economically to China if the issuer is domiciled in China or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from China. The Fund will generally invest in companies with a total market capitalization of at least $500 million at the time of initial purchase. China A-Shares are Chinese renminbi (“RMB”)-denominated equity securities issued by companies incorporated in mainland China. The Fund expects to access China A-Shares through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). The Fund may also, in the future, access China A-Shares through the qualified foreign investor program (“QFI”) or other means of access which may become available in the future. In addition, the Fund may invest in Chinese state-owned enterprises, which are businesses that are controlled, either directly or indirectly, by the central, provincial or municipal governments of China.
The Portfolio Manager employs a fundamental, research driven approach to stock selection and portfolio construction and seeks to identify high quality, well-positioned companies such as those with solid balance sheets, potential for good returns on equity, and the prospect for above-average earnings growth over the long term and the sustainability of those earnings.
The Portfolio Manager believes that the significant size of the Chinese economy makes it critical to achieving global goals related to sustainability. Accordingly, the Portfolio Manager seeks companies with leadership on environmental, social and governance issues that, in the judgment of the Portfolio Manager, are deemed important to the long-term success of these companies. In doing so, the Portfolio Manager invests in companies with at least one of the following practices as identified by the Portfolio Manager:
(i) Clear environmental policies related to either greenhouse gas emissions, water usage, waste discharge or pollution management practices;
(ii) Identification and disclosure of social contributions through either charity donations, community service programs or employee welfare programs; or
(iii) Board or management-level oversight of financially material environmental, social and governance topics and issues. Oversight mechanisms may include board or management-level committees or sub-committees which set and review environmental, social and governance strategies and projects.
In addition to investing in companies with the characteristics noted above, the Fund applies the following screening processes:
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Negative controversies screening process: Through a proprietary quantitative screening process that analyzes corporate supply chain revenue exposure and further additional analysis of environmental, social and governance news and controversies from a third-party service provider, the Portfolio Manager seeks to exclude companies that they consider to be involved in business activities and behaviors that may be environmentally or socially harmful, particularly those with severe controversies related to human rights and labor laws.
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environmental, social and governance ratings process: The Portfolio Manager will exclude the bottom 20% of the investable universe based on an internal environmental, social and governance ratings methodology which considers financially material environmental, social and governance factors for the China A-Share market to determine the ratings.
The Portfolio Manager will also invest in accordance with the Fund’s Sustainable Exclusion Policy. The policy describes businesses, which may be deemed controversial, and are therefore excluded from investment consideration. Generally, the Portfolio Manager intends to only hold securities selected in accordance with the Fund’s investment criteria and the Fund’s Sustainable Exclusion Policy.
The Portfolio Manager follows a disciplined selling strategy and may reduce or sell a security if they believe it is unattractively valued, if a company’s business fails to perform as expected, when other opportunities appear more attractive.
The Fund may engage in active and frequent trading to achieve its investment objective and is a non-diversified fund.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity investments that are tied economically to China, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Neuberger Commodity Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its goal by investing under normal circumstances in commodity-linked derivative instruments and fixed income instruments. Commodities are assets such as oil, natural gas, agricultural products or metals.
The Fund seeks to gain long and short exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the commodity underlying the derivative instrument, without requiring the Fund to invest directly in commodities. Although the Fund may make these investments in commodity-linked derivative instruments directly, the Fund expects to gain exposure to these investments primarily by investing in a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”).
The Subsidiary is managed by Neuberger Berman Investment Advisers LLC and has the same investment goal as the Fund. The Subsidiary may invest without limitation in commodity-linked derivative instruments. The Subsidiary also may invest in fixed income securities, cash or cash equivalent instruments, or money market mutual funds, some of which may serve as collateral for the Subsidiary’s derivative instruments. The Fund will not invest more than 25% of the value of its total assets in the Subsidiary at the end of any quarter of its taxable year.
In managing the Fund’s commodity investments, the Portfolio Managers seek to identify investment opportunities using quantitative investment models and fundamental analyses with an emphasis on risk management in an attempt to take advantage of both short-term and long-term opportunities in commodity markets. By managing a broadly diversified portfolio of commodity investments with an active investment approach, the Portfolio Managers seek to provide investors with an investment vehicle whose returns are not highly correlated with other major asset classes. The Fund may take short positions in commodities. These shorts, bought as derivatives, either anticipate price declines or serve as hedging strategies for risk management.
The Portfolio Managers will use various quantitative models employing strategies intended to identify investment opportunities and determine portfolio weightings in different commodity sectors and markets. These strategies include: (i) a risk-balancing strategy that considers the total portfolio risk the Portfolio Managers believe to be associated with each commodity; (ii) a strategy that endeavors to assess top down macro variables among various commodity sectors (such as, energy, industrial, metals, including industrial and strategic metals (e.g., uranium) and precious metals, agricultural, livestock and softs (e.g., sugar, cotton, cocoa and coffee)); and/or (iii) a strategy that endeavors to assess the outlook for individual commodities within each commodity sector.
From time to time, the Fund’s investment program may emphasize a particular sector of the commodities markets. If the Fund emphasizes one or more sectors the performance of your investment in the Fund will likely be affected by events affecting the performance of those sectors. Additional information about certain risks related to the various commodities market sectors are summarized under “Additional Information about Principal Investment Risks” in the Prospectus.
The Fund’s fixed income investments will be primarily in investment grade fixed income securities and are intended to provide liquidity and preserve capital and may serve as collateral for the Fund’s derivative instruments. These may include fixed income securities issued by the U.S. government and its agencies and instrumentalities, mortgage-backed securities, asset-backed securities, and securities issued by corporations or trust entities as well as floating rate securities. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund also aims to keep the duration of the fixed income portfolio short.
The Fund may invest in cash or cash equivalent instruments. Because the Fund will use derivatives to gain exposure to commodities, and because derivatives may not require the Fund to deposit the full notional amount of the investment, the Fund may invest a significant amount of its assets in money market mutual funds or other fixed income investments, as described above. In relation to this Fund, notional refers to the total value of the Fund’s aggregate positions. The Fund’s (and the Subsidiary’s) use of commodity-linked derivative instruments to obtain long and short exposure to the commodity markets may result in leverage, which amplifies the risks that are associated with the commodities underlying the derivative instruments. The Fund’s aggregate investment exposure, as measured on a notional basis, may be greater than 100% of the Fund’s total assets from time to time.
Although the Fund invests primarily in domestic securities and other instruments, it may also invest in foreign securities and other foreign instruments, which may be denominated in any currency.
In an effort to achieve its goal, the Fund may engage in active and frequent trading.

Neuberger Core Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund invests primarily in equity securities of large-capitalization companies, which it defines as companies that have a market capitalization within the market capitalization range of companies in the Russell 1000® Index at the time of initial purchase.
The Portfolio Managers seek to invest in a broad group of securities that have the potential to outperform the Russell 1000® Index with a lower level of risk through security selection. The Fund generally seeks to be sector neutral when compared to the Russell 1000® Index (i.e., having sector exposures similar to the Russell 1000® Index).
The Portfolio Managers, with the assistance of the Manager’s research analysts, select securities for the Fund by using a fundamental, research-driven approach. The research analysts analyze and rate stocks within an industry by conducting equity research, which may include, but is not limited to, company visits, management interviews, industry conferences, proprietary modeling of earnings, cash flow and balance sheets, projecting growth and valuation changes, and setting price targets for companies under coverage. In selecting securities for the Fund, the Portfolio Managers utilize the analysis and ratings of the research analysts as they seek to maintain a sector neutral portfolio with what they believe are the most attractive investments in each industry.
While the Fund will mainly invest in common stocks of U.S. companies, the Fund may invest in other types of equity securities, including real estate investment trusts, rights and warrants, exchange traded funds, and depository receipts. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.
As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Portfolio Managers may sell securities when they believe that they no longer represent attractive investment opportunities.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities and other investment companies that provide investment exposure to equity securities without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Neuberger Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund normally invests primarily in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000® Growth Index at the time of purchase.
The Portfolio Managers employ a research driven approach to stock selection, with a long term perspective that combines both quantitative analysis and qualitative judgment. The Portfolio Managers generally seek to identify what they believe to be faster-growing companies or quality growth companies with key attributes that may include characteristics such as attractive sales growth, higher earnings visibility, or competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as: balance sheet metrics; profit margin profiles; market share and competitive leadership of the company’s products; sales; cash flow and earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other large-capitalization companies.
As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund. Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.
The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).
The Fund seeks to reduce risk by investing across many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.
The Portfolio Managers follow a disciplined selling strategy that utilizes a process analyzing macroeconomic and/or security-specific circumstances, and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Neuberger Japan Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of companies that are tied economically to Japan, including other investment companies that provide investment exposure to such securities. The Fund considers a company to be tied economically to Japan if: (1) the issuer is organized under the laws of Japan or the issuer maintains its principal place of business in Japan; (2) the securities of the issuer are principally listed on Japan’s stock exchanges regardless of the country in which the issuer is organized; or (3) the issuer has at least 50% of its assets in Japan or derives 50% or more of its total revenue from goods and/or services produced or sold in Japan. The Fund may hold securities of any market capitalization and in any sector. Equity securities include, but are not limited to, common stock, convertible and preferred stock, and exchange traded funds.
The Portfolio Managers seek to identify high-quality Japanese companies that appear to be positioned for durable growth. The Portfolio Managers will employ a research driven, bottom-up, fundamental approach to stock selection, with a long term perspective that combines both quantitative analysis and qualitative judgment in seeking to identify companies that the Portfolio Managers believe are attractive investment opportunities and have the potential to increase their corporate value. To gain a deep understanding of companies and their respective business environments, the Portfolio Managers may seek to directly and/or collaboratively engage with companies and industry organizations on issues related to, among others, capital management and corporate governance, in seeking to support management and their efforts to enhance shareholder value.
In seeking to achieve the Fund’s investment objective, the Portfolio Managers use the following three step investment process to identify a potential universe of securities for the Fund:
1.
Quantitative screening: The Portfolio Managers screen companies based on metrics such as return on equity and earnings before interest, taxes, depreciation, and amortization (“EBITDA”) margins, and further look for companies that they believe are priced lower than the Portfolio Managers’ estimate of their intrinsic value with identifiable reasons for the discount in an attempt to identify what they believe to be high quality companies;
2.
Qualitative business analysis: The Portfolio Managers analyze numerous factors, including but not limited to, management expertise, industry trends, and the strength of a product line or brand as they seek to identify companies that the Portfolio Managers believe have the most durable business models to position themselves for long-term sustainable growth, and have the greatest opportunities for potential value creation for all shareholders. The Portfolio Managers may also seek to engage directly with company management, when appropriate.
3.
Strategic valuation and analysis: The Portfolio Managers evaluate the valuation of the securities identified through the first two steps as they seek to identify high quality companies at attractive valuations.
The Portfolio Managers generate a score for each security in a “Watch List” generated from the above steps to quantify the following factors: (i) business fundamentals, (ii) governance, (iii) environment and social factors, (iv) engagement potential, and (iv) valuations. These scores are then aggregated to generate a single composite score for each security. From the Watch List, the Portfolio Managers seek to construct a well-diversified portfolio across economic sectors with securities selected based upon their proprietary score and an assessment of their risk exposures.
As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Portfolio Managers may reduce or sell a security if they believe it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of companies that are tied economically to Japan, including other investment companies that provide investment exposure to such securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Neuberger Option Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its goal primarily through a strategy of writing collateralized put options on U.S. indices, including the S&P 500® Index and other indices in the S&P 500® suite of indices, and exchange traded funds (“ETFs”). The Fund attempts to generate returns through the receipt of option premiums from selling puts, as well as through investments in fixed income instruments, which collectively are intended to reduce volatility relative to what it would be if the Fund held the underlying equity index on which the options are written. The Fund’s investments in fixed income instruments may be of any duration, may include variable and floating rate instruments, and may include U.S. Treasury securities and other securities issued by the U.S. government and its agencies and instrumentalities, debt securities issued by corporations or trust entities, cash and cash equivalents, structured notes, mortgage-backed securities and asset-backed securities. The Fund also may invest in money market mutual funds and ETFs.
In a put writing strategy, the Fund (as the seller of the option) receives premiums from the purchaser of the option in exchange for providing the purchaser with the right to sell the underlying instrument to the Fund at a specific price (i.e., the strike price). If the market price of the instrument underlying the option exceeds the strike price, it is anticipated that the option would go unexercised and the Fund would earn the full premium upon the option’s expiration or a portion of the premium upon the option’s early termination. If the market price of the instrument underlying the option drops below the strike price, it is anticipated that the option would be exercised and the Fund would pay the option buyer the difference between the market value of the underlying instrument and the strike price.
As an example, it is anticipated when the Fund writes a put option on the S&P 500 Index at a specific strike price and the S&P 500 goes above that strike price and the option is not exercised (i.e., in a rising market), the premium collected may be less than the S&P 500’s gains depending on the amount of the premium and the S&P 500’s gains. Conversely, it is anticipated when the Fund writes a put option on the S&P 500 Index at a specific strike price and the S&P 500 goes below that strike price and the option is exercised (i.e., in a falling market), the premium collected may offset all or a portion of the S&P 500’s losses depending on the amount of the premium and the S&P 500’s losses. Finally, it is anticipated when the Fund writes a put option on the S&P 500 Index at a specific strike price and the S&P 500 stays at that strike price and the option is not exercised (i.e., in a flat market), the Fund would keep the premium collected.
The Portfolio Managers will select option investments based on their estimate of current and future market volatility levels, underlying instrument valuations and perceived market risks. Further, the Portfolio Managers will evaluate relative option premiums in determining preferred option contract terms, such as strike prices and expiration dates.
At the time of writing (selling) a put option, the aggregate investment exposure, as measured on a notional basis (i.e., the value of the underlying instrument at its strike price), of the options written by the Fund will generally be equal to 100% of the Fund’s total assets. The Fund’s aggregate investment exposure, as measured on a notional basis, may be greater than 100% of the Fund’s total assets from time to time but it will not exceed 125% of its total assets.
The Fund’s fixed income instruments will be primarily investment grade and are intended to provide liquidity and preserve capital and will serve as collateral for the Fund’s investments in options. The Fund considers fixed income instruments to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The premiums received by the Fund for writing options will generally be invested in fixed income instruments, money market mutual funds and ETFs in order to seek to partially offset any liabilities the Fund incurs from writing options. Because the Fund will use options to gain exposure to the equity markets, and because options will not require the Fund to deposit the full notional amount of the investment, the Fund will also invest a significant amount of its total assets in fixed income instruments, money market mutual funds and ETFs. Its investments in options generally will not constitute a significant amount of its total assets, however, the aggregate investment exposure of its investments in options, as discussed above, generally will be equal to 100% of its total assets.
The Fund may invest in both American-style and European-style options as well as FLexible EXchange® Options (FLEX Options). The Fund may purchase and write call options on securities and indices, including writing (selling) both covered (i.e., where the Fund holds an equivalent position in the instrument underlying the option) and uncovered calls (i.e., where the Fund does not own the instrument underlying the option and must purchase the underlying instrument to meet its call obligations). The Fund may also purchase put options, including purchasing puts on security indices and put spreads on indices (i.e., buying and selling an equal number of puts on the same index with differing strike prices or expiration dates).
In an effort to achieve its goal, the Fund may engage in active and frequent trading.

Neuberger Quality Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that the Portfolio Manager believes to be high-quality. The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above, and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase.
The Portfolio Manager employs a fundamental, research-driven approach to stock selection and portfolio construction, focusing on identifying what he believes to be high-quality companies.
The Portfolio Manager believes that high-quality companies are those with durable competitive advantages—sources of value that can be maintained or become even more pronounced in the future. In seeking to identify companies that the Portfolio Manager believes to be high quality, he will consider one or more of the following characteristics: a durable business franchise with a sound business model (i.e., established businesses focused on long-term profitability and cash flows), high integrity management teams with a history of successfully allocating capital and generating returns for shareholders, and a conservative capital structure.
Furthermore, among companies that meet these criteria, the Portfolio Manager looks for companies exhibiting characteristics that in the Portfolio Manager’s judgement are consistent with Quality at a Reasonable Price (“QARP”). In determining his assessment of valuation, the Portfolio Manager may consider, return on invested capital (“ROIC”), his assessment of future economic earnings, free cash flow analysis, multiples of price to earnings, revenues, book values, or other fundamental metrics, with the objective of buying what he believes to be higher-quality companies at a reasonable price. While these judgments are inevitably subjective and may be informed by both internally generated and third-party metrics, the Portfolio Manager endeavors to avoid companies that do not meet his QARP investment framework.
In carrying out the investment strategy, the Portfolio Manager may rely on both current information, such as a company’s current profitability, leverage, and financial information, and future projections, which are based on the Portfolio Manager’s assessment of future profitability, capital allocation, growth opportunities, and the company’s ability to continue to maintain its competitive advantage.
Consistent with the Fund’s focus on identifying high-quality companies, the Portfolio Manager considers whether companies demonstrate appropriate corporate governance practices and are responsive to financially material social and environmental issues. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Manager believes that the consideration of financially material governance, social and environmental considerations, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of these factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of governance, social and environmental factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies, including American Depositary Receipts (“ADRs”) and those in emerging markets. The Fund seeks to reduce risk by investing across many different industries. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.
The Portfolio Manager follows a disciplined selling strategy and may sell a security if he believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Neuberger Small-Mid Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund normally invests 80% of its net assets in securities of small- and mid-capitalization companies. For purposes of this policy, the Fund considers a company to be small or mid capitalization if it has a market capitalization within the market capitalization range of companies in the Russell 2000® Index or the Russell Midcap® Index, at the time of initial purchase.
At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.
Although the Fund invests primarily in domestic securities, it may also invest up to 10% of its assets in securities of foreign companies.
The Portfolio Managers use bottom-up, fundamental security analysis to identify what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. The Portfolio Managers seek to identify growing, financially strong small and mid-cap companies that they believe are mispriced due to a lack of analyst research coverage and the market’s focus on short-term time horizons. The Portfolio Managers attempt to exploit these market inefficiencies and look for opportunities to invest in companies they believe to be undervalued. Factors in identifying such companies may include: a history of above average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and a belief that the company has sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with small- and mid-cap securities. The Portfolio Managers seek to manage investment risk by maintaining broad issuer and industry diversification among companies, and by utilizing fundamental analysis of risk/return characteristics in securities selection.
As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
The Fund will not change its strategy of normally investing at least 80% of its net assets in securities of small- and mid- capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Neuberger Small Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund invests primarily in equity securities of small-capitalization companies. The Portfolio Managers employ a systematic investment process integrating both fundamental analysis and quantitative analysis to identify potential investments.
The fundamental analysis aims to identify companies that the Portfolio Managers believe are undervalued, such as companies with the following characteristics:
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Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.
■
Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.
■
Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the analysis suggests is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.
In seeking to identify these types of companies, the Portfolio Managers initially use a screening process that seeks to identify those companies that have stock prices that are trailing the performance of the overall market and that are believed to be attractive relative to current cash flows. Based on an estimate of a company’s intrinsic value derived from this screening process, the Portfolio Managers will invest in a company’s stock on the basis of the company’s discount to the estimate of intrinsic value and the Portfolio Managers’ belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst, such as a merger, liquidation, spin off, or management change.
The quantitative analysis uses a systematic process to identify relatively strong companies (compared to their peers) that are reasonably priced. This process uses measures based on data from financial statements, market data and other sources to build an overall view. The assessment of whether a company is relatively strong compared to its peers may include, but is not limited to, factors such as: various measures of profitability; measurements of market sentiment like price momentum; measures of analyst and management sentiment; the company’s ability to service its debt; how volatile the stock’s price is; and a company’s ability to, and history of, returning cash to shareholders. When assessing valuation, the approach focuses mostly on price ratios based on items in the income statement and statement of cash flows and to a lesser extent the balance sheet. The process involves an aggregation of these metrics to determine an outlook on a company and it is not driven by any single factor.
The portfolio is constructed in such a way that names are added through either the results of the fundamental or quantitative analyses. A name might be in the portfolio if the fundamental analysis finds it very attractive, even if the quantitative analysis does not find it attractive. A name also might be in the portfolio if the quantitative analysis finds it attractive, even if it is not a company that meets the fundamental criteria to be included.
While the Fund will primarily invest in common stocks of U.S. companies, it may also invest in stocks of foreign companies, including American Depositary Receipts (“ADRs”). The Fund may also invest in other types of equity securities, including real estate investment trusts, rights and warrants and exchange traded funds.
As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Portfolio Managers may sell securities when they believe that they no longer represent attractive investment opportunities.
The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings, in securities of small-capitalization companies. The Fund defines small capitalization companies to be those companies that have market capitalizations at time of purchase that are within the range of market capitalizations from the smallest to the largest constituent included in the Russell 2000® Index during the most recent 3-year period. Though the range of market capitalizations will change over time, during the most recent 3-year period from January 1, 2021 to December 31, 2024, the market capitalization of the Russell 2000 Index ranged from $2 million to $59 billion. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings, in small-capitalization companies without providing shareholders at least 60 days’ notice.